Share-based payment arrangements - Summary of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	5,092,388	5,714,491	5,591,228
Option outstanding, Weighted average exercise price	$ 11.56	$ 14.08	$ 22.56
Employee stock option plan
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	5,092,388
Option outstanding, weighted average remaining contractual life (years)	2 years 6 months
Option outstanding, Weighted average exercise price	$ 11.56
Shares, exercisable (in shares) | shares	2,416,611
Weighted average exercise price, exercisable (in CDN$) | $	$ 14.45
Employee stock option plan | $5.00 to $5.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	1,715,345
Option outstanding, weighted average remaining contractual life (years)	3 years 2 months 12 days
Option outstanding, Weighted average exercise price	$ 5.68
Shares, exercisable (in shares) | shares	562,607
Weighted average exercise price, exercisable (in CDN$) | $	$ 5.68
Employee stock option plan | $5.00 to $5.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 5.00
Employee stock option plan | $5.00 to $5.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 5.99
Employee stock option plan | $6.00 to $6.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	543,509
Option outstanding, weighted average remaining contractual life (years)	2 years 3 months 18 days
Option outstanding, Weighted average exercise price	$ 6.20
Shares, exercisable (in shares) | shares	292,515
Weighted average exercise price, exercisable (in CDN$) | $	$ 6.20
Employee stock option plan | $6.00 to $6.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 6.00
Employee stock option plan | $6.00 to $6.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 6.99
Employee stock option plan | $10.00 to $10.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	152,941
Option outstanding, weighted average remaining contractual life (years)	3 years 10 months 24 days
Option outstanding, Weighted average exercise price	$ 10.40
Shares, exercisable (in shares) | shares	0
Weighted average exercise price, exercisable (in CDN$) | $	$ 0
Employee stock option plan | $10.00 to $10.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 10.00
Employee stock option plan | $10.00 to $10.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 10.99
Employee stock option plan | $11.00 to $11.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	189,812
Option outstanding, weighted average remaining contractual life (years)	4 years 6 months
Option outstanding, Weighted average exercise price	$ 11.56
Shares, exercisable (in shares) | shares	0
Weighted average exercise price, exercisable (in CDN$) | $	$ 0
Employee stock option plan | $11.00 to $11.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 11.00
Employee stock option plan | $11.00 to $11.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 11.99
Employee stock option plan | $12.00 to $12.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	860,643
Option outstanding, weighted average remaining contractual life (years)	4 years 2 months 12 days
Option outstanding, Weighted average exercise price	$ 12.90
Shares, exercisable (in shares) | shares	0
Weighted average exercise price, exercisable (in CDN$) | $	$ 0
Employee stock option plan | $12.00 to $12.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 12.00
Employee stock option plan | $12.00 to $12.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 12.99
Employee stock option plan | $13.00 to $13.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	68,649
Option outstanding, weighted average remaining contractual life (years)	4 years 3 months 18 days
Option outstanding, Weighted average exercise price	$ 13.50
Shares, exercisable (in shares) | shares	0
Weighted average exercise price, exercisable (in CDN$) | $	$ 0
Employee stock option plan | $13.00 to $13.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 13.00
Employee stock option plan | $13.00 to $13.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 13.99
Employee stock option plan | $16.00 to $16.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	783,341
Option outstanding, weighted average remaining contractual life (years)	1 month 6 days
Option outstanding, Weighted average exercise price	$ 16.10
Shares, exercisable (in shares) | shares	783,341
Weighted average exercise price, exercisable (in CDN$) | $	$ 16.10
Employee stock option plan | $16.00 to $16.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 16.00
Employee stock option plan | $16.00 to $16.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 16.99
Employee stock option plan | $21.00 to $21.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	20,000
Option outstanding, weighted average remaining contractual life (years)	9 months 18 days
Option outstanding, Weighted average exercise price	$ 21.15
Shares, exercisable (in shares) | shares	20,000
Weighted average exercise price, exercisable (in CDN$) | $	$ 21.15
Employee stock option plan | $21.00 to $21.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 21.00
Employee stock option plan | $21.00 to $21.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 21.99
Employee stock option plan | $22.00 to $22.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	603,766
Option outstanding, weighted average remaining contractual life (years)	1 year 1 month 6 days
Option outstanding, Weighted average exercise price	$ 22.00
Shares, exercisable (in shares) | shares	603,766
Weighted average exercise price, exercisable (in CDN$) | $	$ 22.00
Employee stock option plan | $22.00 to $22.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 22.00
Employee stock option plan | $22.00 to $22.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 22.99
Employee stock option plan | $23.00 to $23.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	151,933
Option outstanding, weighted average remaining contractual life (years)	1 year 2 months 12 days
Option outstanding, Weighted average exercise price	$ 23.18
Shares, exercisable (in shares) | shares	151,933
Weighted average exercise price, exercisable (in CDN$) | $	$ 23.18
Employee stock option plan | $23.00 to $23.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 23.00
Employee stock option plan | $23.00 to $23.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 23.99
Employee stock option plan | $29.00 to $29.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	2,449
Option outstanding, weighted average remaining contractual life (years)	4 months 24 days
Option outstanding, Weighted average exercise price	$ 29.55
Shares, exercisable (in shares) | shares	2,449
Weighted average exercise price, exercisable (in CDN$) | $	$ 29.55
Employee stock option plan | $29.00 to $29.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 29.00
Employee stock option plan | $29.00 to $29.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 29.99